Related-Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sales and Marketing
Related Party Transaction [Line Items]
Related party transaction, selling, general and administrative expenses from transactions with related party	$ 810	$ 481
Research and Development
Related Party Transaction [Line Items]
Professional fees	$ 110	$ 39